Warrant Liability - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)
Warrant Liability [Line Items]
Liabilities	$ 1,173.6	$ 1,173.6	$ 993.4
Legato [Member] | Warrants [Member]
Warrant Liability [Line Items]
Class of warrants or rights warrants outstanding | shares	24,179,000	24,179,000		24,179,000
Warrants estimated fair value per share | $ / shares		$ 1.37
Liabilities	$ 44.9	$ 44.9	57.3	$ 33.1	$ 42.3
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	$ 12.1		$ 47.7